Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Cash flows from operating activities
Net loss	$ (1,893,566)	$ (14,849,336)	$ (8,457,024)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of plant and equipment	213,316	1,672,826	1,493,886
Amortization of intangible assets	7,434	58,300	44,897
Allowance for expected credit losses, net	94,639	742,163	210,400
Loss (gain) on disposal of plant and equipment	37,418	293,435	(1,817,242)
Deferred income tax	(14,548)	(114,083)	(1,741,133)
Changes in operating assets and liabilities
Accounts receivable	(626,808)	(4,915,427)	(9,885,901)
Prepayments	106,250	833,216	6,348,034
Inventories	(31,164)	(244,386)	1,376,948
Accounts and bills payables	1,848	14,493	(6,161,010)
Accruals and other payables	508,693	3,989,145	(4,252,669)
Net cash used in operating activities	(1,596,488)	(12,519,654)	(22,840,814)
Cash flows from investing activities
Purchase of plant and equipment	(25,258)	(198,073)	(505,281)
Prepayment for acquisition of plant and equipment	(264,531)	(2,074,456)	(6,226,939)
Proceeds from disposal of plant and equipment	108,873	853,782	2,172,125
Net cash used in investing activities	(180,916)	(1,418,747)	(4,560,095)
Cash flows from financing activities
Proceeds from bank and other borrowings	1,260,676	9,886,223	10,673,035
Repayment for bank and other borrowings	(1,077,895)	(8,452,855)	(6,203,051)
Repayment to related party	(2,550)	(20,000)	(110,212)
Net cash generated from financing activities	180,231	1,413,368	4,359,772
Net decrease in cash and cash equivalents	(1,597,173)	(12,525,033)	(23,041,137)
Cash and cash equivalents at the beginning of the period	3,975,108	31,172,798	44,637,131
Restricted cash at the beginning of the period	1,915,784	15,023,582	14,545,723
Cash and cash equivalents and restricted cash at the beginning of the period	5,890,892	46,196,380	59,182,854
Cash and cash equivalents at the end of the period	3,689,038	28,929,438	21,016,175
Restricted cash at the end of the period	604,681	4,741,909	15,125,542
Cash and cash equivalents and restricted cash at the end of the period	4,293,719	33,671,347	36,141,717
Supplementary cash flows information
Interest received	8,642	67,770	43,856
Interest paid	(102,153)	(801,083)	(445,562)
Income tax paid			$ (43,351)